Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Inventories by Product Type

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Chemical products inventories	130.2	109.4
Equipment inventories	71.8	52.8
Valuation allowance on chemical product inventories	(5.3)	(4.8)
Valuation allowance on Equipment inventories	(11.0)	(12.0)

Total	185.8	145.4

Summary of Inventories	Inventories comprise of the following:

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Raw materials	105.0	76.7
Finished and unfinished goods	80.8	68.7

Total	185.8	145.4